Organization and Nature of Business - Projected Acquisitions (Details) $ in Millions			1 Months Ended
	May. 12, 2015 USD ($) MW	Apr. 30, 2015 equity_investment MW shares	Jan. 31, 2015 USD ($) MW	Oct. 31, 2014 USD ($) MW	Jul. 01, 2014 MW
Business Acquisition [Line Items]
Renewable energy assets, power capacity (megawatts)					989
Shafter Solar, LLC [Member]
Business Acquisition [Line Items]
Consideration transferred | $				$ 64
Shafter, California [Member] | Shafter Solar, LLC [Member]
Business Acquisition [Line Items]
Renewable energy assets, power capacity (megawatts)				20
Subsequent Event [Member]
Business Acquisition [Line Items]
Percentage of economic rights		100.00%
Subsequent Event [Member] | Hansford and Ochiltree Countries, Texas [Member] | Palo Duro WInd Project Holdings, LLC [Member]
Business Acquisition [Line Items]
Renewable energy assets, power capacity (megawatts)			250
Consideration transferred | $			$ 228
Assumed liabilities in acquisition | $			$ 248
Subsidiary of NEP [Member] | Subsequent Event [Member] | Adelanto I, Adelanto II and McCoy [Member]
Business Acquisition [Line Items]
Renewable energy assets, power capacity (megawatts)		277
Number of equity investments | equity_investment		3
Subsidiary of NEP [Member] | Subsequent Event [Member] | Ashtabula III, Baldwin, Mammoth Plains and Stateline [Member]
Business Acquisition [Line Items]
Assumed liabilities in acquisition | $	$ 269
Cash consideration | $	$ 424
Subsidiary of NEP [Member] | Subsequent Event [Member] | North Dakota [Member] | Ashtabula Wind III, LLC [Member]
Business Acquisition [Line Items]
Renewable energy assets, power capacity (megawatts)	62
Subsidiary of NEP [Member] | Subsequent Event [Member] | North Dakota [Member] | Baldwin Wind Holdings, LLC [Member]
Business Acquisition [Line Items]
Renewable energy assets, power capacity (megawatts)	102
Subsidiary of NEP [Member] | Subsequent Event [Member] | Oklahoma [Member] | Mammoth Plains Wind Project Holdings, LLC [Member]
Business Acquisition [Line Items]
Renewable energy assets, power capacity (megawatts)	199
Subsidiary of NEP [Member] | Subsequent Event [Member] | Oregon and Washington [Member] | FPL Energy Stateline Holdings, L.L.C. [Member]
Business Acquisition [Line Items]
Renewable energy assets, power capacity (megawatts)	300
NEOP [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Percent of membership interest acquired		50.00%
Class B Units, Series 1 [Member] | Partnership Interest [Member] | NEOP [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Number of units issued in acquisition | shares		1,000,000
Class B Units, Series 2 [Member] | Partnership Interest [Member] | NEOP [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Number of units issued in acquisition | shares		1,000,000